18. Investments (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of joint ventures [line items]
ASSETS		R$ 33,162,377	R$ 30,288,900	R$ 28,843,671
Current assets		5,701,834	4,237,241	6,821,637
Cash and cash equivalents		1,040,075	982,073	1,480,727	R$ 740,131
Noncurrent assets		27,460,543	26,051,659	22,022,034
LIABILITIES			30,288,900	28,843,671
Current liabilities		6,109,914	5,656,036	4,789,118
Noncurrent liabilities		11,541,960	9,654,722	9,574,061
Equity		15,510,503	14,978,142	14,480,492	R$ 13,682,780
STATEMENT OF INCOME
Net operating revenues		14,024,573	13,101,753	14,945,844
Operating costs and expenses		10,665,890	10,234,115	11,799,316
Financial results		(748,440)	594,656	427,702
Equity in income of subsidiaries		101,739	166,411	87,590
Income tax and social contribution		274,686	519,690	532,229
Net income (loss)		1,118,255	874,472	1,161,565
Total comprehensive income		1,086,917	817,271	R$ 1,452,909
Dominó
Disclosure of joint ventures [line items]
ASSETS	[1]		180,049
Current assets	[1]		24,725
Cash and cash equivalents	[1]		5,340
Other current assets	[1]		19,385
Noncurrent assets	[1]		155,324
LIABILITIES	[1]		180,049
Current liabilities	[1]		13,669
Financial liabilities	[1]		0
Other current liabilities	[1]		13,669
Noncurrent liabilities	[1]		0
Financial liabilities	[1]		0
Other noncurrent liabilities	[1]		0
Equity	[1]		166,380
STATEMENT OF INCOME
Net operating revenues	[1]		0
Operating costs and expenses	[1]		(969)
Financial results	[1]		(24,062)
Equity in income of subsidiaries	[1]		101,543
Income tax and social contribution	[1]		0
Net income (loss)	[1]		76,512
Other comprehensive income	[1]		(9,669)
Total comprehensive income	[1]		R$ 66,843
Investment interest - %	[1]		49.00%
Investment book value	[1]		R$ 81,526
Voltalia
Disclosure of joint ventures [line items]
ASSETS		155,272	156,422
Current assets		2,141	2,177
Cash and cash equivalents		3	41
Other current assets		2,138	2,136
Noncurrent assets		153,131	154,245
LIABILITIES		155,272	156,422
Current liabilities		2,214	2,212
Financial liabilities		0	0
Other current liabilities		2,214	2,212
Noncurrent liabilities		0	0
Financial liabilities		0	0
Other noncurrent liabilities		0	0
Equity		153,058	154,210
STATEMENT OF INCOME
Net operating revenues		0	0
Operating costs and expenses		(113)	(122)
Financial results		9	5
Equity in income of subsidiaries		(1,048)	8,987
Income tax and social contribution		0	0
Net income (loss)		(1,152)	8,870
Other comprehensive income		0	0
Total comprehensive income		R$ (1,152)	R$ 8,870
Investment interest - %		49.00%	49.00%
Investment book value		R$ 74,998	R$ 75,563
Costa Oeste
Disclosure of joint ventures [line items]
ASSETS		99,028	112,601
Current assets		7,791	9,892
Cash and cash equivalents		2,685	4,323
Other current assets		5,106	5,569
Noncurrent assets		91,237	102,709
LIABILITIES		99,028	112,601
Current liabilities		3,817	8,003
Financial liabilities		3,124	3,110
Other current liabilities		693	4,893
Noncurrent liabilities		29,239	31,594
Financial liabilities		24,751	27,426
Other noncurrent liabilities		4,488	4,168
Equity		65,972	73,004
STATEMENT OF INCOME
Net operating revenues		11,837	20,433
Operating costs and expenses		(15,765)	(3,341)
Financial results		(1,841)	(1,213)
Equity in income of subsidiaries		0	0
Income tax and social contribution		737	(1,426)
Net income (loss)		(5,032)	14,453
Other comprehensive income		0	0
Total comprehensive income		R$ (5,032)	R$ 14,453
Investment interest - %		51.00%	51.00%
Investment book value		R$ 33,646	R$ 37,232
Marumbi
Disclosure of joint ventures [line items]
ASSETS		162,155	185,888
Current assets		10,314	12,614
Cash and cash equivalents		1,949	3,324
Other current assets		8,365	9,290
Noncurrent assets		151,841	173,274
LIABILITIES		162,155	185,888
Current liabilities		6,386	17,760
Financial liabilities		5,220	5,190
Other current liabilities		1,166	12,570
Noncurrent liabilities		49,093	49,531
Financial liabilities		38,651	43,171
Other noncurrent liabilities		10,442	6,360
Equity		106,676	118,597
STATEMENT OF INCOME
Net operating revenues		19,498	37,559
Operating costs and expenses		(29,086)	(11,906)
Financial results		(3,140)	(3,596)
Equity in income of subsidiaries		0	0
Income tax and social contribution		807	(1,822)
Net income (loss)		(11,921)	20,235
Other comprehensive income		0	0
Total comprehensive income		R$ (11,921)	R$ 20,235
Investment interest - %		80.00%	80.00%
Investment book value		R$ 85,341	R$ 94,878
Transmissora Sul Brasileira
Disclosure of joint ventures [line items]
ASSETS		659,464	696,381
Current assets		56,604	51,963
Cash and cash equivalents		25,547	23,295
Other current assets		31,057	28,668
Noncurrent assets		602,860	644,418
LIABILITIES		659,464	696,381
Current liabilities		220,845	33,949
Financial liabilities		212,618	25,153
Other current liabilities		8,227	8,796
Noncurrent liabilities		116,818	315,589
Financial liabilities		106,174	308,859
Other noncurrent liabilities		10,644	6,730
Equity		321,801	346,843
STATEMENT OF INCOME
Net operating revenues		53,374	56,553
Operating costs and expenses		(63,752)	(12,042)
Financial results		(26,994)	(32,674)
Equity in income of subsidiaries		0	0
Income tax and social contribution		12,330	(2,810)
Net income (loss)		(25,042)	9,027
Other comprehensive income		0	0
Total comprehensive income		R$ (25,042)	R$ 9,027
Investment interest - %		20.00%	20.00%
Investment book value		R$ 64,360	R$ 69,369
Caiuá
Disclosure of joint ventures [line items]
ASSETS		230,743	255,276
Current assets		22,895	26,820
Cash and cash equivalents		1,626	1,435
Other current assets		21,269	25,385
Noncurrent assets		207,848	228,456
LIABILITIES		230,743	255,276
Current liabilities		23,608	26,776
Financial liabilities		7,427	7,387
Other current liabilities		16,181	19,389
Noncurrent liabilities		92,774	105,934
Financial liabilities		64,081	70,633
Other noncurrent liabilities		28,693	35,301
Equity		114,361	122,566
STATEMENT OF INCOME
Net operating revenues		(2,904)	38,148
Operating costs and expenses		(5,194)	(4,008)
Financial results		(6,017)	(6,432)
Equity in income of subsidiaries		0	0
Income tax and social contribution		5,908	(11,355)
Net income (loss)		(8,207)	16,353
Other comprehensive income		0	0
Total comprehensive income		R$ (8,207)	R$ 16,353
Investment interest - %		49.00%	49.00%
Investment book value		R$ 56,037	R$ 60,057
Integração Maranhense
Disclosure of joint ventures [line items]
ASSETS		466,783	513,186
Current assets		44,594	49,355
Cash and cash equivalents		2,224	115
Other current assets		42,370	49,240
Noncurrent assets		422,189	463,831
LIABILITIES		466,783	513,186
Current liabilities		71,563	76,137
Financial liabilities		13,240	13,188
Other current liabilities		58,323	62,949
Noncurrent liabilities		163,790	187,554
Financial liabilities		103,755	115,732
Other noncurrent liabilities		60,035	71,822
Equity		231,430	249,495
STATEMENT OF INCOME
Net operating revenues		(14,460)	64,428
Operating costs and expenses		(4,245)	(2,851)
Financial results		(9,070)	(10,934)
Equity in income of subsidiaries		0	0
Income tax and social contribution		9,709	(18,125)
Net income (loss)		(18,066)	32,518
Other comprehensive income		0	0
Total comprehensive income		R$ (18,066)	R$ 32,518
Investment interest - %		49.00%	49.00%
Investment book value		R$ 113,401	R$ 122,253
Matrinchã
Disclosure of joint ventures [line items]
ASSETS		2,774,973	2,583,118
Current assets		297,331	273,185
Cash and cash equivalents		116,256	118,196
Other current assets		181,075	154,989
Noncurrent assets		2,477,642	2,309,933
LIABILITIES		2,774,973	2,583,118
Current liabilities		140,515	120,886
Financial liabilities		48,686	52,625
Other current liabilities		91,829	68,261
Noncurrent liabilities		928,706	845,764
Financial liabilities		712,198	747,709
Other noncurrent liabilities		216,508	98,055
Equity		1,705,752	1,616,468
STATEMENT OF INCOME
Net operating revenues		403,891	433,833
Operating costs and expenses		(183,660)	(237,779)
Financial results		(47,331)	(66,462)
Equity in income of subsidiaries		0	0
Income tax and social contribution		(55,808)	(44,061)
Net income (loss)		117,092	85,531
Other comprehensive income		0	0
Total comprehensive income		R$ 117,092	R$ 85,531
Investment interest - %		49.00%	49.00%
Investment book value		R$ 835,819	R$ 792,069
Guaraciaba
Disclosure of joint ventures [line items]
ASSETS		1,428,247	1,247,036
Current assets		139,920	107,429
Cash and cash equivalents		34,364	16,284
Other current assets		105,556	91,145
Noncurrent assets		1,288,327	1,139,607
LIABILITIES		1,428,247	1,247,036
Current liabilities		71,818	41,099
Financial liabilities		32,627	9,928
Other current liabilities		39,191	31,171
Noncurrent liabilities		502,713	391,712
Financial liabilities		388,806	378,528
Other noncurrent liabilities		113,907	13,184
Equity		853,716	814,225
STATEMENT OF INCOME
Net operating revenues		208,444	310,380
Operating costs and expenses		(93,369)	(204,412)
Financial results		(36,981)	(73,693)
Equity in income of subsidiaries		0	0
Income tax and social contribution		(26,303)	(9,429)
Net income (loss)		51,791	22,846
Other comprehensive income		0	0
Total comprehensive income		R$ 51,791	R$ 22,846
Investment interest - %		49.00%	49.00%
Investment book value		R$ 418,320	R$ 398,969
Paranaíba
Disclosure of joint ventures [line items]
ASSETS		1,698,213	1,284,733
Current assets		233,065	41,648
Cash and cash equivalents		29,066	3,051
Other current assets		203,999	38,597
Noncurrent assets		1,465,148	1,243,085
LIABILITIES		1,698,213	1,284,733
Current liabilities		124,764	83,078
Financial liabilities		53,317	45,939
Other current liabilities		71,447	37,139
Noncurrent liabilities		911,107	600,784
Financial liabilities		638,779	561,700
Other noncurrent liabilities		272,328	39,084
Equity		662,342	600,871
STATEMENT OF INCOME
Net operating revenues		320,302	322,855
Operating costs and expenses		(150,984)	(185,789)
Financial results		(59,132)	(58,703)
Equity in income of subsidiaries		0	0
Income tax and social contribution		(40,717)	(25,924)
Net income (loss)		69,469	52,439
Other comprehensive income		0	0
Total comprehensive income		R$ 69,469	R$ 52,439
Investment interest - %		24.50%	24.50%
Investment book value		R$ 162,273	R$ 147,213
Mata de Santa Genebra
Disclosure of joint ventures [line items]
ASSETS		1,722,063	1,050,330
Current assets		107,568	59,160
Cash and cash equivalents		96,244	47,792
Other current assets		11,324	11,368
Noncurrent assets		1,614,495	991,170
LIABILITIES		1,722,063	1,050,330
Current liabilities		12,630	523,351
Financial liabilities		0	489,017
Other current liabilities		12,630	34,334
Noncurrent liabilities		792,519	63,427
Financial liabilities		703,897	0
Other noncurrent liabilities		88,622	63,427
Equity		916,914	463,552
STATEMENT OF INCOME
Net operating revenues		588,123	570,237
Operating costs and expenses		(434,779)	(497,852)
Financial results		(94,512)	(80,255)
Equity in income of subsidiaries		0	0
Income tax and social contribution		(19,955)	2,724
Net income (loss)		38,877	(5,146)
Other comprehensive income		0	0
Total comprehensive income		R$ 38,877	R$ (5,146)
Investment interest - %		50.10%	50.10%
Investment book value		R$ 459,374	R$ 232,240
Cantareira
Disclosure of joint ventures [line items]
ASSETS		952,670	525,446
Current assets		6,046	1,242
Cash and cash equivalents		5,169	157
Other current assets		877	1,085
Noncurrent assets		946,624	524,204
LIABILITIES		952,670	525,446
Current liabilities		9,706	140,759
Financial liabilities		0	65,697
Other current liabilities		9,706	75,062
Noncurrent liabilities		534,764	54,373
Financial liabilities		439,192	0
Other noncurrent liabilities		95,572	54,373
Equity		408,200	330,314
STATEMENT OF INCOME
Net operating revenues		392,766	337,614
Operating costs and expenses		(347,771)	(321,966)
Financial results		(35,207)	225
Equity in income of subsidiaries		0	0
Income tax and social contribution		(1,871)	(5,354)
Net income (loss)		7,917	10,519
Other comprehensive income		0	0
Total comprehensive income		R$ 7,917	R$ 10,519
Investment interest - %		49.00%	49.00%
Investment book value		R$ 200,018	R$ 161,855

[1]	Balances adjusted to accounting practices.